Intangible assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets	$ 2,783	$ 1,974
Licensing Agreements [Member]
Finite-lived Intangible Assets Acquired	$ 13,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years